THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

COMMON STOCKS - 86.5%	Shares	Value
Communications - 10.7%
Alphabet, Inc. - Class A (a)	3,320	$ 463,771
Alphabet, Inc. - Class C (a)	10,000	1,409,300
Booking Holdings, Inc. (a)	335	1,188,318
Meta Platforms, Inc. - Class A (a)	6,100	2,159,156
		5,220,545
Consumer Discretionary - 7.0%
Amazon.com, Inc. (a)	10,500	1,595,370
Home Depot, Inc. (The)	1,350	467,842
Lowe's Companies, Inc.	2,300	511,865
TJX Companies, Inc. (The)	9,100	853,671
		3,428,748
Consumer Staples - 6.6%
PepsiCo, Inc.	2,690	456,870
Procter & Gamble Company (The)	5,100	747,354
Target Corporation	4,300	612,406
Unilever plc - ADR	18,505	897,122
Walmart, Inc.	3,000	472,950
		3,186,702
Energy - 6.2%
Chevron Corporation	7,200	1,073,952
Exxon Mobil Corporation	7,170	716,856
Schlumberger Ltd.	11,545	600,802
TotalEnergies SE - ADR	9,500	640,110
		3,031,720
Financials - 10.4%
Ameriprise Financial, Inc.	2,950	1,120,499
Chubb Ltd.	1,800	406,800
Goldman Sachs Group, Inc. (The)	1,800	694,386
JPMorgan Chase & Company	8,300	1,411,830
Morgan Stanley	7,500	699,375
PNC Financial Services Group, Inc. (The)	4,800	743,280
		5,076,170
Health Care - 10.8%
Amgen, Inc.	1,300	374,426
CVS Health Corporation	8,500	671,160
Elevance Health, Inc.	1,650	778,074
Johnson & Johnson	4,000	626,960
Merck & Company, Inc.	4,000	436,080
Pfizer, Inc.	27,510	792,013
Thermo Fisher Scientific, Inc.	1,400	743,106
UnitedHealth Group, Inc.	1,600	842,352
		5,264,171

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.5% (Continued)	Shares	Value
Industrials - 7.5%
Eaton Corporation plc	3,080	$ 741,726
Lockheed Martin Corporation	825	373,923
Norfolk Southern Corporation	3,400	803,692
RTX Corporation	4,600	387,044
Trane Technologies plc	3,900	951,210
United Parcel Service, Inc. - Class B	2,600	408,798
		3,666,393
Real Estate - 1.9%
American Tower Corporation	4,192	904,969

Technology - 25.4%
Adobe, Inc. (a)	1,400	835,240
Apple, Inc.	14,700	2,830,191
Applied Materials, Inc.	5,650	915,696
Broadcom, Inc.	1,300	1,451,125
Cisco Systems, Inc.	17,750	896,730
Microsoft Corporation	6,500	2,444,260
NVIDIA Corporation	2,305	1,141,482
Oracle Corporation	10,000	1,054,300
Visa, Inc. - Class A	3,175	826,611
		12,395,635

Total Common Stocks (Cost $16,641,758)		$ 42,175,053

EXCHANGE-TRADED FUNDS - 9.1%	Shares	Value
Consumer Staples Select Sector SPDR Fund	7,550	$ 543,827
Invesco KBW Bank ETF	12,165	598,396
iShares Expanded Tech-Software Sector ETF	1,630	661,193
iShares Semiconductor ETF	1,600	921,760
Vanguard Information Technology ETF	3,500	1,694,000
Total Exchange-Traded Funds (Cost $1,932,819)		$ 4,419,176

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.4%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 5.23% (b) (Cost $2,169,017)	2,169,017	$ 2,169,017

Total Investments at Value - 100.0% (Cost $20,743,594)		$ 48,763,246

Other Assets in Excess of Liabilities - 0.0% (c)		6,438

Net Assets - 100.0%		$ 48,769,684

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.
(c)	Percentage rounds to less than 0.1%.